Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Aug. 10, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000112567
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree China ex-State-Owned Enterprises Fund $14,006
Account Value	$ 14,006	$ 13,808	$ 12,522	$ 12,451	$ 12,539	$ 13,098	$ 14,060	$ 10,855	$ 10,879	$ 10,924	$ 11,354	$ 11,261	$ 10,722	$ 10,722	$ 9,653	$ 11,362	$ 11,624	$ 11,603	$ 12,019	$ 12,515	$ 13,853	$ 12,314	$ 11,903	$ 13,110	$ 13,919	$ 13,684	$ 15,649	$ 13,971	$ 13,381	$ 10,639	$ 12,625	$ 15,002	$ 15,129	$ 16,839	$ 15,387	$ 15,142	$ 16,137	$ 17,796	$ 18,397	$ 19,647	$ 20,692	$ 21,893	$ 20,978	$ 22,020	$ 22,455	$ 26,399	$ 25,585	$ 25,881	$ 25,136	$ 27,505	$ 27,754	$ 25,772	$ 24,013	$ 23,097	$ 21,713	$ 22,128	$ 20,678	$ 18,655	$ 16,541	$ 16,059	$ 14,896	$ 15,989	$ 15,768	$ 16,049	$ 14,958	$ 14,615	$ 13,838	$ 13,851	$ 14,275	$ 14,242	$ 13,110	$ 15,329	$ 14,887	$ 14,084	$ 13,119	$ 11,762	$ 12,743	$ 12,031	$ 13,731	$ 14,172		$ 14,875	$ 15,621	$ 16,579	$ 16,062	$ 16,517	$ 16,987	$ 17,784	$ 16,320	$ 15,835	$ 15,470	$ 14,775	$ 14,179	$ 13,710	$ 12,342	$ 12,022	$ 11,145	$ 10,734	$ 10,326	$ 9,865	$ 9,166	$ 9,630	$ 9,722	$ 9,805	$ 9,453	$ 8,677	$ 8,435	$ 8,621	$ 8,694	$ 8,660	$ 7,805	$ 7,964	$ 9,277	$ 9,386	$ 9,229	$ 7,849	$ 7,965	$ 9,176	$ 10,120	$ 10,914	$ 11,601	$ 10,000
C000145138
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund $
Account Value	$ 14,465	14,508	14,649	14,508	14,635	15,110	15,763	14,633	14,413	14,376	13,827	13,743	13,738	13,417	12,789	13,501	12,923	11,951	12,409	12,865	13,706	12,805	12,348	12,462	12,695	12,334	13,298	12,293	12,567	11,023	11,370	12,950	12,919	12,946	13,822	13,818	14,797	15,142	15,882	16,529	16,328	16,996	16,747	17,543	17,291	18,615	18,315	18,279	17,764	18,236	18,113	17,492	16,236	15,069	14,665	14,824	14,379	13,055	11,941	11,675	10,626	12,465	13,083	13,505	12,619	12,493	11,947	11,728	12,199	12,267	11,515	12,610	12,265	12,048	11,907	10,877	11,280	10,733	11,980	12,182		12,540	12,401	12,905	13,207	13,400	13,715	14,344	13,366	12,903	12,773	12,296	12,225	11,954	11,203	11,004	10,591	10,303	9,966	9,645	9,124	9,116	9,614	9,655	9,478	9,206	8,810	8,584	8,818	8,831	7,881	7,967	8,498	8,734	8,963	8,230	8,459	9,316	9,934	10,191	10,568	10,000
C000042129
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets High Dividend Fund $
Account Value	$ 16,501	16,169	16,193	15,924	15,994	16,386	17,150	16,711	16,204	16,427	16,168	15,716	15,616	15,357	14,856	15,135	14,371	13,451	13,852	13,855	14,538	13,615	13,062	13,360	13,269	12,981	13,440	12,515	12,726	11,124	11,373	12,252	12,156	12,239	13,562	13,338	14,262	14,103	14,357	13,955	13,275	13,714	13,926	14,164	13,756	14,133	14,183	13,811	13,500	12,920	12,309	12,495	11,832	10,517	10,608	11,015	10,965	10,674	10,353	10,281	9,416	11,490	12,363	13,241	12,348	12,351	11,888	11,660	12,295	12,460	11,788	12,236	12,081	12,069	12,085	11,093	11,288	11,057	12,033	11,730		12,013	11,490	12,002	12,399	12,502	12,674	13,018	11,968	11,369	11,395	11,237	11,352	10,985	10,527	10,446	10,426	10,350	10,182	9,894	9,584	9,350	9,564	9,428	9,320	9,249	8,740	8,252	8,858	8,593	7,605	7,416	7,821	8,133	8,615	8,119	8,620	9,498	10,299	10,567	11,120	10,000
C000202064
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Multifactor Fund $12,426
Account Value	$ 12,426	12,177	12,568	12,502	12,518	12,742	13,276	13,038	12,847	12,861	12,321	12,200	12,144	11,954	11,420	11,429	10,883	10,254	10,587	10,629	11,001	10,445	10,019	10,065	9,859	9,626	9,959	9,576	9,709	8,980	8,862	9,510	9,363	9,337	10,163	10,035	10,450	10,564	10,882	11,058	10,754	11,106	11,115	11,418	11,006	11,422	11,583	11,407	11,084	10,857	10,805	10,440	9,835	9,296	9,223	9,350	9,291	8,621	8,297	8,141	7,483	8,602	9,161	9,522	9,155	9,301	9,084	9,140	9,404	9,634	9,293	9,718	9,648	9,654	9,658	9,246	9,538	9,282	10,012	10,016	$ 10,000
C000128625
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets Quality Dividend Growth Fund $
Account Value	$ 13,210	13,079	13,711	13,582	13,735	14,134	14,904	14,648	14,241	14,107	13,425	13,483	13,568	13,335	12,809	12,974	12,247	11,245	11,699	11,877	12,401	11,809	11,424	11,508	11,695	11,378	11,922	11,062	11,238	9,699	9,927	11,164	11,261	11,236	12,260	12,215	13,103	13,340	13,534	14,031	13,559	13,782	13,841	14,439	14,048	14,698	14,777	14,569	14,317	14,240	14,060	13,707	12,667	11,722	11,591	11,776	11,885	10,889	10,267	10,116	9,198	11,064	11,763	12,358	11,450	11,511	11,097	10,745	11,238	11,419	10,784	11,559	11,398	11,197	11,059	10,304	10,586	9,991	10,992	11,212		11,519	11,284	11,635	11,941	12,080	12,394	12,682	12,147	11,513	11,441	11,405	11,447	11,106	10,605	10,445	10,291	10,129	9,920	9,604	9,350	9,254	9,865	9,891	9,734	9,691	9,265	8,738	9,058	9,007	8,023	7,917	8,368	8,564	8,760	8,168	8,588	9,375	9,982	10,021	10,411	10,000
C000053725
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Emerging Markets SmallCap Dividend Fund $
Account Value	$ 16,034	16,216	16,262	16,345	16,658	16,964	17,834	17,309	16,820	16,840	16,598	16,505	16,396	16,081	15,635	16,004	15,138	13,986	14,718	14,986	15,499	14,479	13,978	14,131	14,024	13,841	14,281	13,458	13,524	11,951	12,166	13,427	13,282	13,186	14,651	14,697	15,538	15,073	15,047	15,320	14,659	14,977	15,382	15,698	15,205	15,440	15,036	14,972	14,195	13,832	13,104	13,252	12,582	11,359	11,365	11,597	11,317	10,678	10,013	9,909	8,837	11,177	11,955	12,725	12,018	12,047	11,742	11,583	12,209	12,201	11,535	12,234	12,098	11,939	11,764	10,850	11,056	10,486	11,706	11,872		12,185	12,003	12,807	12,985	13,173	13,348	13,768	12,825	12,226	12,120	11,995	11,933	11,611	11,119	10,951	10,772	10,690	10,422	9,911	9,466	9,380	9,785	9,830	9,726	9,642	9,009	8,481	8,972	8,780	7,939	7,670	8,238	8,352	8,653	8,237	8,373	9,140	9,936	10,297	10,614	10,000
C000033619
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Global ex-U.S. Quality Dividend Growth Fund $17,636
Account Value	$ 17,636	18,304	18,641	17,948	18,296	18,395	19,483	19,578	19,195	19,127	19,018	18,419	18,954	18,321	17,812	17,982	17,109	15,495	16,181	16,974	17,576	17,147	16,433	17,073	16,897	16,105	16,647	15,325	15,513	13,637	13,145	14,647	15,590	14,665	16,873	16,590	18,273	18,076	18,352	19,716	18,605	18,949	18,410	19,410	19,005	18,721	18,591	18,013	17,309	17,186	17,032	17,032	15,884	14,397	14,744	14,900	14,407	13,831	13,398	12,892	11,677	13,141	14,240	14,339	13,528	13,177	12,649	12,292	12,600	12,437	11,671	12,378	11,915	11,708	11,422	10,587	11,123	11,195	12,175	12,338		12,497	12,124	12,218	12,341	12,348	12,338	12,974	12,346	12,076	12,067	11,758	11,677	11,387	11,004	10,940	10,619	10,290	10,063	9,843	9,532	9,351	9,767	10,000	9,910	9,965	9,568	9,462	9,645	9,458	8,566	8,614	9,067	9,179	9,273	8,709	9,132	9,895	10,153	10,323	10,498	10,000
C000033635
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree Global High Dividend Fund $
Account Value	$ 18,850	18,643	18,052	17,457	18,308	17,884	18,215	17,935	17,293	16,447	16,578	15,997	16,443	15,698	15,489	15,688	14,871	13,881	14,417	14,728	15,191	14,587	13,890	14,696	14,458	14,540	15,005	14,292	14,510	13,332	12,486	13,632	14,003	13,715	14,886	14,490	15,105	14,655	14,799	14,678	13,640	14,080	13,748	14,118	13,874	13,874	14,119	13,726	13,372	12,610	12,065	12,184	11,735	10,354	10,618	11,087	10,811	10,590	10,476	10,279	9,395	11,465	12,644	13,183	12,741	12,596	12,376	11,919	12,248	12,330	11,658	12,299	12,112	11,968	11,702	10,938	11,711	11,471	12,083	11,984		12,078	11,733	11,738	11,846	11,690	11,864	12,548	12,132	11,907	11,663	11,683	11,364	11,391	11,118	11,067	10,942	10,925	10,835	10,609	10,527	10,165	10,057	10,240	10,186	10,214	9,940	9,733	9,806	9,623	8,905	8,867	9,230	9,412	9,572	8,901	9,255	9,975	9,996	10,294	10,538	10,000
C000057625
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree India Earnings Fund $
Account Value	$ 22,381	20,474	22,447	23,187	23,990	24,107	25,669	25,379	25,262	24,524	23,156	22,963	22,048	22,165	21,656	20,868	19,342	18,213	18,772	18,289	18,477	17,567	16,795	16,617	15,967	15,805	16,470	16,521	17,079	16,114	15,703	16,749	16,094	14,997	16,160	17,235	17,364	16,794	17,590	17,523	16,970	17,619	17,804	17,322	16,283	15,981	15,931	14,711	14,758	14,446	13,495	13,688	12,508	11,162	10,969	10,957	10,423	9,421	8,646	8,879	7,550	10,364	11,398	11,593	11,458	11,504	11,063	10,818	11,299	12,016	12,132	12,072	12,160	10,990	10,999	11,400	11,263	10,371	11,066	12,275		12,174	11,483	11,732	12,257	11,805	12,351	13,152	12,729	12,162	12,253	11,389	11,933	11,992	11,108	11,260	11,183	10,885	10,251	9,548	9,155	9,121	9,824	9,725	9,792	9,550	9,033	8,830	8,745	8,669	7,491	8,250	8,955	8,806	9,047	8,797	8,737	9,783	9,619	9,686	9,492	10,000
C000042148
Account Value [Line Items]
Line Graph and Table Measure Name	WisdomTree New Economy Real Estate Fund $9,102
Account Value	$ 9,102	9,369	9,191	9,076	9,874	9,869	10,394	9,984	9,643	9,013	9,048	8,561	9,269	9,015	8,995	9,399	8,672	7,618	8,046	8,638	8,891	8,532	8,244	8,674	8,544	8,644	9,153	8,249	8,584	7,904	7,824	9,196	9,866	9,121	9,945	10,597	11,525	11,495	11,692	11,968	11,742	12,281	12,106	12,687	12,463	12,620	12,826	12,533	12,320	12,059	11,703	11,962	11,826	10,589	10,913	11,363	10,859	10,724	10,315	10,639	9,942	12,734	13,494	14,065	13,452	13,470	12,936	12,682	12,997	13,284	12,742	13,171	13,388	12,719	12,814	11,556	11,843	11,427	12,196	12,443		12,678	12,481	12,846	12,998	12,794	12,693	13,626	12,984	12,496	12,232	12,209	12,052	11,863	11,301	11,251	10,807	10,508	10,228	9,825	9,512	9,511	9,861	10,359	10,306	10,274	9,689	9,488	9,749	9,611	8,680	8,550	9,290	9,237	9,536	8,928	9,006	9,741	9,792	10,138	10,503	10,000
MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 12,813	12,564	11,242	11,139	10,848	11,351	12,065	9,737	9,640	9,770	9,958	9,725	9,123	9,038	8,338	9,328	9,558	9,323	9,739	10,014	10,999	9,931	9,552	10,431	10,999	10,523	11,742	10,504	9,985	7,698	9,253	10,830	10,805	11,939	11,204	11,074	11,545	12,549	13,058	13,455	13,893	14,775	14,323	15,081	15,080	17,503	17,486	17,352	17,115	18,263	18,454	17,188	16,725	16,274	15,456	15,891	15,037	13,740	12,607	12,670	11,917	12,759	12,636	13,273	12,253	12,038	11,571	11,574	12,079	12,145	11,242	12,935	12,653	12,352	11,940	10,751	11,444	10,662	12,044	12,215		12,697	13,021	13,739	13,491	13,494	13,953	14,908	13,253	13,004	12,804	12,315	12,188	11,695	10,741	10,499	9,973	9,714	9,511	9,186	8,602	8,969	9,078	9,257	9,029	8,409	8,125	8,039	8,100	8,116	7,253	7,441	8,525	8,638	8,940	8,195	8,357	9,462	10,604	11,236	11,668	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,389	14,299	14,230	13,980	13,999	14,521	15,197	14,245	14,019	13,977	13,447	13,371	13,312	12,990	12,400	13,004	12,515	11,587	12,056	12,380	13,192	12,419	11,965	12,169	12,309	11,947	12,775	11,840	12,009	10,458	10,793	12,226	12,176	12,206	13,074	13,017	13,784	14,102	14,537	14,817	14,544	15,162	15,014	15,636	15,237	16,336	16,308	15,938	15,551	15,790	15,670	15,204	14,163	12,964	12,702	12,909	12,630	11,594	10,800	10,718	9,818	11,606	12,252	12,851	11,959	11,975	11,491	11,276	11,854	12,000	11,295	12,179	11,928	11,829	11,802	10,852	11,147	10,706	11,727	11,790		12,118	11,857	12,371	12,826	12,883	13,127	13,761	12,703	12,262	12,238	11,823	11,871	11,612	10,958	10,849	10,538	10,312	10,058	9,759	9,253	9,232	9,678	9,655	9,532	9,301	8,856	8,515	8,845	8,797	7,769	7,782	8,322	8,512	8,857	8,267	8,524	9,371	10,069	10,338	10,769	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,389	14,299	14,230	13,980	13,999	14,521	15,197	14,245	14,019	13,977	13,447	13,371	13,312	12,990	12,400	13,004	12,515	11,587	12,056	12,380	13,192	12,419	11,965	12,169	12,309	11,947	12,775	11,840	12,009	10,458	10,793	12,226	12,176	12,206	13,074	13,017	13,784	14,102	14,537	14,817	14,544	15,162	15,014	15,636	15,237	16,336	16,308	15,938	15,551	15,790	15,670	15,204	14,163	12,964	12,702	12,909	12,630	11,594	10,800	10,718	9,818	11,606	12,252	12,851	11,959	11,975	11,491	11,276	11,854	12,000	11,295	12,179	11,928	11,829	11,802	10,852	11,147	10,706	11,727	11,790		12,118	11,857	12,371	12,826	12,883	13,127	13,761	12,703	12,262	12,238	11,823	11,871	11,612	10,958	10,849	10,538	10,312	10,058	9,759	9,253	9,232	9,678	9,655	9,532	9,301	8,856	8,515	8,845	8,797	7,769	7,782	8,322	8,512	8,857	8,267	8,524	9,371	10,069	10,338	10,769	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 12,144	12,068	12,010	11,799	11,815	12,255	12,826	12,023	11,832	11,797	11,349	11,286	11,235	10,964	10,466	10,975	10,562	9,780	10,175	10,448	11,134	10,482	10,098	10,271	10,389	10,083	10,782	9,993	10,136	8,827	9,109	10,319	10,276	10,301	11,035	10,986	11,633	11,902	12,269	12,506	12,275	12,797	12,672	13,196	12,860	13,788	13,764	13,452	13,125	13,326	13,225	12,832	11,953	10,941	10,720	10,895	10,660	9,785	9,115	9,046	8,287	9,795	10,341	10,846	10,093	10,107	9,698	9,517	10,004	10,128	9,533	10,279	10,067	9,983	9,961	9,159	9,408	9,036	9,898	9,951	$ 10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,389	14,299	14,230	13,980	13,999	14,521	15,197	14,245	14,019	13,977	13,447	13,371	13,312	12,990	12,400	13,004	12,515	11,587	12,056	12,380	13,192	12,419	11,965	12,169	12,309	11,947	12,775	11,840	12,009	10,458	10,793	12,226	12,176	12,206	13,074	13,017	13,784	14,102	14,537	14,817	14,544	15,162	15,014	15,636	15,237	16,336	16,308	15,938	15,551	15,790	15,670	15,204	14,163	12,964	12,702	12,909	12,630	11,594	10,800	10,718	9,818	11,606	12,252	12,851	11,959	11,975	11,491	11,276	11,854	12,000	11,295	12,179	11,928	11,829	11,802	10,852	11,147	10,706	11,727	11,790		12,118	11,857	12,371	12,826	12,883	13,127	13,761	12,703	12,262	12,238	11,823	11,871	11,612	10,958	10,849	10,538	10,312	10,058	9,759	9,253	9,232	9,678	9,655	9,532	9,301	8,856	8,515	8,845	8,797	7,769	7,782	8,322	8,512	8,857	8,267	8,524	9,371	10,069	10,338	10,769	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,389	14,299	14,230	13,980	13,999	14,521	15,197	14,245	14,019	13,977	13,447	13,371	13,312	12,990	12,400	13,004	12,515	11,587	12,056	12,380	13,192	12,419	11,965	12,169	12,309	11,947	12,775	11,840	12,009	10,458	10,793	12,226	12,176	12,206	13,074	13,017	13,784	14,102	14,537	14,817	14,544	15,162	15,014	15,636	15,237	16,336	16,308	15,938	15,551	15,790	15,670	15,204	14,163	12,964	12,702	12,909	12,630	11,594	10,800	10,718	9,818	11,606	12,252	12,851	11,959	11,975	11,491	11,276	11,854	12,000	11,295	12,179	11,928	11,829	11,802	10,852	11,147	10,706	11,727	11,790		12,118	11,857	12,371	12,826	12,883	13,127	13,761	12,703	12,262	12,238	11,823	11,871	11,612	10,958	10,849	10,538	10,312	10,058	9,759	9,253	9,232	9,678	9,655	9,532	9,301	8,856	8,515	8,845	8,797	7,769	7,782	8,322	8,512	8,857	8,267	8,524	9,371	10,069	10,338	10,769	10,000
MSCI AC World ex-USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex-USA Index
Account Value	$ 16,255	16,291	16,068	15,446	15,752	15,896	16,716	16,278	15,827	15,469	15,484	15,047	15,322	14,858	14,491	14,636	13,936	12,785	13,335	13,770	14,422	13,858	13,263	13,763	13,528	13,206	13,686	12,659	12,755	11,408	11,077	12,307	12,716	12,295	13,452	13,356	14,251	14,228	14,516	15,071	14,473	15,155	14,802	15,292	15,006	15,258	15,357	14,892	14,466	14,285	14,008	13,978	13,261	11,688	11,945	12,246	11,744	11,242	10,756	10,415	9,682	11,321	12,293	12,632	12,108	12,002	11,597	11,306	11,667	11,809	11,139	11,771	11,468	11,400	11,181	10,395	10,889	10,786	11,741	11,688		11,938	11,659	11,883	12,163	11,972	12,187	12,790	12,116	11,851	11,755	11,538	11,328	11,269	10,868	10,835	10,494	10,274	10,020	9,863	9,525	9,288	9,508	9,646	9,529	9,469	9,023	9,163	9,320	9,081	8,398	8,496	9,116	9,291	9,486	8,829	9,258	10,025	10,053	10,341	10,505	10,000
MSCI AC World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Account Value	$ 23,325	24,284	24,432	23,638	24,211	23,338	23,874	23,332	22,754	22,393	21,905	21,050	21,769	21,106	20,238	20,120	19,197	17,575	18,120	18,902	19,445	18,758	17,729	17,921	17,667	17,139	17,644	16,464	17,139	15,905	15,000	16,588	17,222	16,098	17,579	17,559	19,087	18,682	19,177	20,168	19,392	19,871	18,906	19,720	19,239	19,107	18,859	18,570	17,792	17,329	16,937	17,014	16,259	14,475	14,835	15,330	14,446	13,720	13,295	12,741	11,508	13,304	14,473	14,635	14,137	13,800	13,433	13,156	13,475	13,436	12,610	13,406	12,968	12,807	12,473	11,560	12,436	12,257	13,250	13,192		13,090	12,706	12,776	12,760	12,639	12,915	13,482	12,762	12,559	12,321	12,070	11,841	11,796	11,475	11,423	11,177	11,005	10,872	10,575	10,294	10,076	10,000	10,173	10,111	10,077	9,661	9,720	9,707	9,566	8,906	8,968	9,543	9,719	9,800	9,087	9,428	10,122	10,035	10,277	10,290	10,000
MSCI India Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 21,266	19,439	21,134	21,913	22,575	22,669	24,710	24,199	23,948	23,032	21,535	21,383	20,899	20,731	20,178	19,703	18,226	17,085	17,608	17,318	17,655	17,143	16,374	15,910	15,274	15,099	15,822	16,310	17,254	16,403	15,992	17,091	16,417	15,017	16,103	17,099	17,390	16,777	17,477	17,719	17,081	17,616	17,757	17,651	15,910	15,774	15,885	14,617	14,754	14,427	13,710	14,037	12,739	11,727	11,597	11,525	11,136	10,088	9,447	9,717	8,366	11,175	12,051	12,147	11,965	12,033	11,534	11,190	11,527	12,161	12,195	12,168	12,100	11,078	11,074	11,292	11,307	10,245	11,013	12,116		12,000	11,266	11,377	11,801	11,335	11,756	12,601	12,182	11,615	11,697	10,894	11,311	11,397	10,581	10,665	10,481	10,282	9,702	9,161	8,779	8,786	9,494	9,541	9,630	9,519	9,008	8,890	8,726	8,685	7,680	8,294	8,907	8,694	9,130	8,989	8,948	9,810	9,639	9,610	9,346	10,000
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 24,776	25,931	26,119	25,228	25,903	24,767	25,268	24,814	24,175	23,756	23,282	22,287	23,147	22,426	21,514	21,259	20,264	18,527	19,081	19,941	20,429	19,765	18,638	18,826	18,502	17,947	18,389	17,174	17,936	16,770	15,646	17,250	18,002	16,678	18,260	18,246	19,899	19,367	19,870	20,980	20,120	20,571	19,468	20,312	19,818	19,470	19,184	18,911	18,070	17,488	17,051	17,223	16,522	14,649	15,113	15,653	14,672	14,002	13,642	13,013	11,731	13,521	14,769	14,860	14,427	14,036	13,688	13,403	13,683	13,615	12,774	13,556	13,092	12,922	12,545	11,639	12,597	12,455	13,442	13,368		13,205	12,805	12,811	12,731	12,586	12,867	13,423	12,750	12,580	12,313	12,084	11,819	11,803	11,527	11,482	11,245	11,081	10,964	10,668	10,416	10,173	10,029	10,227	10,173	10,164	9,752	9,863	9,808	9,655	9,041	9,109	9,689	9,862	9,911	9,184	9,535	10,211	10,031	10,270	10,235	10,000
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index
Account Value [Line Items]
Account Value	14,446	14,237	12,909	12,830	12,916	13,491	14,476	11,167	11,185	11,231	11,673	11,575	11,006	11,009	9,911	11,666	11,932	11,908	12,331	12,838	14,208	12,623	12,197	13,437	14,268	14,020	16,031	14,305	13,698	10,883	12,896	15,320	15,442	17,050	15,685	15,434	16,437	18,126	18,730	20,023	21,057	22,275	21,327	22,381	22,816	26,824	26,478	26,362	25,583	27,979	28,250	26,237	24,438	23,473	22,117	22,506	21,035	18,887	16,798	16,254	15,126	16,239	15,964	16,286	15,177	14,823	14,019	14,046	14,461	14,424	13,266	15,507	15,059	14,240	13,273	11,895	12,883	12,155	14,247	14,686		15,405	16,154	17,186	16,617	17,089	17,549	18,365	16,832	16,340	15,979	15,271	14,645	14,158	12,752	12,411	11,496	11,066	10,647	10,171	9,451	9,925	10,015	10,097	9,727	8,924	8,660	8,865	8,939	8,898	8,012	8,166	9,514	9,626	9,391	7,986	8,104	9,267	10,187	10,917	11,599	10,000
WisdomTree Emerging Markets ex-State-Owned Enterprises Index
Account Value [Line Items]
Account Value	15,670	15,686	15,853	15,731	15,884	16,391	17,189	15,943	15,702	15,622	14,998	14,898	14,874	14,499	13,826	14,586	13,927	12,863	13,362	13,853	14,746	13,758	13,257	13,343	13,595	13,205	14,239	13,186	13,460	11,792	12,149	13,909	13,857	13,842	14,814	14,798	15,819	16,126	16,878	17,596	17,361	18,075	17,793	18,625	18,347	19,749	19,681	19,375	18,810	19,291	19,183	18,516	17,146	15,859	15,427	15,554	15,093	13,696	12,540	12,257	11,140	13,081	13,733	14,187	13,241	13,101	12,517	12,288	12,792	12,865	12,070	13,210	12,845	12,607	12,452	11,388	11,790	11,205	12,575	12,777		13,142	12,990	13,531	13,831	14,022	14,328	14,983	13,948	13,468	13,321	12,802	12,735	12,439	11,645	11,435	10,995	10,692	10,312	9,981	9,450	9,439	9,948	9,990	9,797	9,504	9,082	8,855	9,091	9,079	8,088	8,142	8,699	8,946	9,114	8,340	8,559	9,363	10,003	10,222	10,607	10,000
MSCI Emerging Markets Value Index
Account Value [Line Items]
Account Value	13,715	13,502	13,343	13,147	13,243	13,707	14,481	13,687	13,478	13,393	12,961	12,829	12,746	12,613	12,124	12,580	11,938	11,182	11,643	11,762	12,500	11,734	11,276	11,491	11,445	11,171	11,809	11,015	11,184	9,858	10,035	11,179	11,167	11,269	12,029	11,926	12,638	12,775	12,989	13,086	12,638	13,182	13,140	13,549	13,185	13,843	13,922	13,401	13,100	13,030	12,678	12,583	11,593	10,274	10,232	10,475	10,398	9,776	9,283	9,316	8,589	10,414	11,125	11,929	11,145	11,224	10,851	10,616	11,290	11,602	11,014	11,626	11,491	11,478	11,518	10,655	10,901	10,589	11,425	11,249		11,492	11,045	11,648	12,237	12,130	12,372	12,978	11,937	11,455	11,543	11,172	11,392	11,153	10,592	10,582	10,352	10,267	10,100	9,746	9,320	9,249	9,563	9,424	9,353	9,181	8,713	8,353	8,861	8,744	7,627	7,586	8,112	8,329	8,807	8,231	8,531	9,434	10,179	10,450	10,942	10,000
WisdomTree Emerging Markets High Dividend Index
Account Value [Line Items]
Account Value	17,984	17,599	17,614	17,321	17,369	17,802	18,636	18,152	17,605	17,807	17,504	16,996	16,859	16,591	16,035	16,321	15,456	14,450	14,857	14,830	15,560	14,566	13,974	14,294	14,190	13,881	14,396	13,396	13,588	11,859	12,095	13,145	13,038	13,111	14,532	14,288	15,260	14,993	15,212	14,779	14,024	14,482	14,676	14,896	14,451	14,845	15,034	14,493	14,160	13,557	12,913	13,106	12,372	10,973	11,033	11,449	11,388	11,075	10,747	10,647	9,763	11,917	12,817	13,736	12,792	12,792	12,275	12,028	12,676	12,849	12,139	12,603	12,448	12,417	12,425	11,400	11,587	11,333	12,309	11,986		12,272	11,729	12,265	12,665	12,813	12,976	13,317	12,242	11,637	11,659	11,470	11,581	11,196	10,712	10,634	10,615	10,539	10,361	10,062	9,746	9,502	9,713	9,557	9,437	9,355	8,831	8,337	8,950	8,674	7,679	7,482	7,887	8,195	8,676	8,148	8,644	9,510	10,317	10,574	11,122	10,000
MSCI Emerging Markets Small Cap Index
Account Value [Line Items]
Account Value	15,924	15,948	16,380	16,850	17,024	17,410	18,156	17,510	17,204	17,212	16,679	16,570	16,249	16,236	15,802	16,080	15,399	14,046	14,759	15,069	15,275	14,339	13,718	13,568	13,478	13,353	13,746	12,976	13,111	11,984	11,993	13,330	13,007	12,658	14,148	14,383	15,143	14,751	15,129	15,829	15,190	15,650	15,622	15,939	15,756	15,966	15,602	15,218	14,351	14,135	13,340	13,330	12,374	10,846	10,906	11,088	10,651	9,751	8,945	8,738	7,669	9,972	10,728	11,174	10,531	10,596	10,203	10,007	10,534	10,693	10,290	10,822	10,799	10,698	10,561	10,021	10,185	9,657	10,796	11,167		11,407	11,270	12,061	12,317	12,331	12,489	13,024	12,310	11,871	11,665	11,270	11,265	11,049	10,668	10,586	10,513	10,395	10,129	9,628	9,198	9,213	9,664	9,809	9,682	9,506	9,116	8,891	9,215	9,080	8,255	8,284	8,993	8,985	9,223	8,708	8,708	9,638	10,450	10,951	10,906	10,000
WisdomTree Emerging Markets SmallCap Dividend Index
Account Value [Line Items]
Account Value	17,734	17,909	17,965	18,075	18,416	18,763	19,730	19,167	18,626	18,553	18,256	18,148	18,003	17,701	17,221	17,628	16,588	15,308	16,043	16,368	16,921	15,746	15,164	15,313	15,175	14,971	15,458	14,573	14,614	12,920	13,082	14,446	14,259	14,126	15,701	15,755	16,647	16,163	16,165	16,454	15,706	16,063	16,434	16,747	16,216	16,465	16,070	15,912	15,075	14,690	13,949	14,106	13,334	12,018	11,973	12,212	11,912	11,203	10,515	10,373	9,247	11,727	12,543	13,338	12,562	12,566	12,200	12,021	12,657	12,650	11,949	12,668	12,532	12,363	12,184	11,234	11,432	10,827	12,059	12,220		12,540	12,338	13,162	13,346	13,546	13,701	14,133	13,151	12,532	12,414	12,231	12,172	11,848	11,355	11,188	11,012	10,916	10,628	10,114	9,651	9,560	9,980	10,006	9,884	9,791	9,134	8,599	9,094	8,879	8,022	7,756	8,328	8,437	8,733	8,270	8,416	9,175	9,964	10,324	10,637	10,000
MSCI AC World ex USA Growth Index
Account Value [Line Items]
Account Value	16,385	16,766	16,753	16,070	16,421	16,558	17,445	17,012	16,488	16,316	16,166	15,750	16,176	15,758	15,178	15,295	14,597	13,228	13,763	14,530	15,311	14,848	14,305	14,712	14,565	13,924	14,547	13,413	13,621	12,115	11,881	13,292	13,831	13,109	14,272	14,396	15,553	15,578	16,026	17,431	16,921	17,555	17,028	17,793	17,400	17,668	17,600	17,185	16,574	16,626	16,687	16,586	15,758	14,304	14,560	14,688	14,113	13,217	12,578	12,054	11,097	12,461	13,443	13,573	13,033	12,837	12,386	12,241	12,466	12,492	11,715	12,348	11,971	11,779	11,470	10,659	11,170	11,003	12,140	12,241		12,380	12,171	12,369	12,440	12,347	12,518	13,105	12,456	12,193	12,060	11,777	11,574	11,459	11,075	11,067	10,596	10,296	10,013	9,815	9,435	9,299	9,667	10,008	9,854	9,889	9,435	9,473	9,534	9,392	8,731	8,842	9,423	9,547	9,655	8,975	9,327	10,085	10,059	10,328	10,441	10,000
WisdomTree Global ex-US Quality Dividend Growth Index
Account Value [Line Items]
Account Value	18,668	19,382	19,748	18,998	19,361	19,468	20,602	20,690	20,283	20,195	20,059	19,424	19,994	19,324	18,789	18,974	18,035	16,319	17,025	17,852	18,490	18,025	17,261	17,929	17,747	16,915	17,479	16,081	16,289	14,301	13,746	15,361	16,363	15,375	17,709	17,410	19,197	18,953	19,256	20,684	19,509	19,864	19,217	20,252	19,811	19,503	19,461	18,748	18,025	17,877	17,723	17,710	16,494	14,937	15,280	15,432	14,916	14,295	13,845	13,315	12,055	13,575	14,713	14,818	13,979	13,620	13,042	12,667	12,977	12,806	12,005	12,740	12,257	12,041	11,737	10,873	11,415	11,484	12,471	12,638		12,793	12,405	12,490	12,611	12,628	12,604	13,250	12,607	12,317	12,302	11,952	11,858	11,567	11,171	11,101	10,766	10,430	10,193	9,965	9,651	9,459	9,872	10,087	9,975	10,024	9,607	9,509	9,694	9,507	8,613	8,661	9,131	9,234	9,319	8,724	9,150	9,908	10,164	10,334	10,510	10,000
WisdomTree Global High Dividend Index
Account Value [Line Items]
Account Value	18,475	18,302	17,715	17,123	17,979	17,561	17,845	17,585	16,956	16,108	16,237	15,675	16,115	15,381	15,177	15,364	14,562	13,601	14,126	14,425	14,889	14,299	13,621	14,422	14,204	14,303	14,773	14,081	14,305	13,145	12,285	13,429	13,796	13,511	14,669	14,279	14,890	14,446	14,593	14,474	13,448	13,881	13,551	13,920	13,682	13,683	13,923	13,550	13,203	12,462	11,924	12,051	11,603	10,231	10,489	10,959	10,684	10,476	10,364	10,178	9,311	11,372	12,548	13,085	12,645	12,511	12,277	11,825	12,158	12,239	11,571	12,214	12,028	11,887	11,625	10,865	11,639	11,398	12,002	11,900		11,996	11,657	11,662	11,790	11,647	11,824	12,507	12,087	11,872	11,628	11,648	11,332	11,363	11,083	11,029	10,909	10,894	10,807	10,586	10,501	10,135	10,030	10,205	10,145	10,175	9,902	9,695	9,777	9,590	8,869	8,837	9,198	9,386	9,559	8,883	9,253	9,972	9,990	10,285	10,539	10,000
WisdomTree India Earnings Index
Account Value [Line Items]
Account Value	27,198	24,651	27,214	28,230	29,301	29,468	31,688	31,341	31,159	29,692	27,756	27,501	26,252	26,393	25,708	24,687	22,635	21,106	21,810	21,166	21,374	20,184	19,152	18,866	18,046	17,811	18,626	18,666	19,283	18,050	17,463	18,674	17,863	16,552	17,915	19,146	19,270	18,508	19,521	19,404	18,756	19,532	19,728	19,130	17,909	17,521	17,459	15,903	15,936	15,625	14,418	14,621	13,269	11,821	11,594	11,550	10,982	9,909	9,095	9,324	7,910	10,878	11,968	12,167	12,020	12,063	11,585	11,320	11,821	12,590	12,731	12,672	12,748	11,465	11,481	11,908	11,753	10,807	11,566	12,920		12,782	12,055	12,344	12,851	12,340	12,919	13,741	13,268	12,689	12,773	11,816	12,272	12,287	11,376	11,522	11,479	11,159	10,502	9,778	9,368	9,333	10,017	9,918	9,965	9,715	9,183	8,977	8,878	8,784	7,594	8,352	9,058	8,924	9,158	8,896	8,812	9,837	9,667	9,718	9,521	10,000
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index
Account Value [Line Items]
Account Value	9,016	9,273	8,939	8,807	9,669	9,390	9,820	9,523	9,000	8,473	8,400	7,975	8,671	8,566	8,447	8,861	8,212	7,321	7,562	8,178	8,462	8,294	8,017	8,442	8,338	8,534	9,093	8,286	8,685	8,117	7,956	9,221	9,817	9,082	9,866	10,352	11,515	11,195	11,282	11,891	11,473	11,885	11,648	12,326	12,236	11,897	11,960	11,577	11,075	10,918	10,775	10,918	10,329	9,030	9,412	9,681	9,290	9,059	8,969	8,823	8,328	10,997	12,042	11,995	11,781	11,843	11,416	11,151	11,017	11,123	10,874	10,933	11,110	10,798	10,947	9,981	10,193	10,040	10,511	10,691		10,790	10,673	10,784	10,972	10,709	10,587	11,250	10,866	10,504	10,177	10,192	10,278	10,338	10,019	10,208	9,930	9,727	9,704	9,552	9,403	9,181	9,490	10,108	10,139	10,363	9,940	9,962	10,158	9,884	9,117	8,946	9,334	9,444	9,833	9,238	9,254	9,888	9,758	10,040	10,277	10,000
MSCI AC World ex-USA Index
Account Value [Line Items]
Account Value	16,255	16,291	16,068	15,446	15,752	15,896	16,716	16,278	15,827	15,469	15,484	15,047	15,322	14,858	14,491	14,636	13,936	12,785	13,335	13,770	14,422	13,858	13,263	13,763	13,528	13,206	13,686	12,659	12,755	11,408	11,077	12,307	12,716	12,295	13,452	13,356	14,251	14,228	14,516	15,071	14,473	15,155	14,802	15,292	15,006	15,258	15,357	14,892	14,466	14,285	14,008	13,978	13,261	11,688	11,945	12,246	11,744	11,242	10,756	10,415	9,682	11,321	12,293	12,632	12,108	12,002	11,597	11,306	11,667	11,809	11,139	11,771	11,468	11,400	11,181	10,395	10,889	10,786	11,741	11,688		11,938	11,659	11,883	12,163	11,972	12,187	12,790	12,116	11,851	11,755	11,538	11,328	11,269	10,868	10,835	10,494	10,274	10,020	9,863	9,525	9,288	9,508	9,646	9,529	9,469	9,023	9,163	9,320	9,081	8,398	8,496	9,116	9,291	9,486	8,829	9,258	10,025	10,053	10,341	10,505	10,000
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index
Account Value [Line Items]
Account Value	$ 9,236	$ 9,513	$ 9,328	$ 9,205	$ 10,031	$ 10,024	$ 10,554	$ 10,141	$ 9,790	$ 9,150	$ 9,191	$ 8,687	$ 9,410	$ 9,156	$ 9,136	$ 9,540	$ 8,807	$ 7,732	$ 8,163	$ 8,772	$ 9,031	$ 8,656	$ 8,374	$ 8,806	$ 8,674	$ 8,764	$ 9,285	$ 8,361	$ 8,711	$ 8,015	$ 7,929	$ 9,337	$ 10,017	$ 9,224	$ 10,071	$ 10,726	$ 11,656	$ 11,639	$ 11,860	$ 12,136	$ 11,897	$ 12,479	$ 12,295	$ 12,873	$ 12,645	$ 12,790	$ 12,970	$ 12,690	$ 12,471	$ 12,225	$ 11,865	$ 12,122	$ 11,978	$ 10,719	$ 11,032	$ 11,492	$ 10,984	$ 10,850	$ 10,432	$ 10,761	$ 10,049	$ 12,901	$ 13,668	$ 14,243	$ 13,618	$ 13,635	$ 13,076	$ 12,823	$ 13,139	$ 13,432	$ 12,872	$ 13,307	$ 13,522	$ 12,845	$ 12,936	$ 11,661	$ 11,943	$ 11,513	$ 12,277	$ 12,535		$ 12,772	$ 12,565	$ 12,929	$ 13,089	$ 12,895	$ 12,777	$ 13,721	$ 13,068	$ 12,566	$ 12,288	$ 12,262	$ 12,102	$ 11,916	$ 11,351	$ 11,295	$ 10,854	$ 10,548	$ 10,274	$ 9,873	$ 9,553	$ 9,544	$ 9,897	$ 10,389	$ 10,335	$ 10,303	$ 9,711	$ 9,504	$ 9,765	$ 9,626	$ 8,697	$ 8,567	$ 9,309	$ 9,248	$ 9,545	$ 8,927	$ 9,008	$ 9,751	$ 9,791	$ 10,134	$ 10,496	$ 10,000